Note 09 - General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
General and administrative expenses [Abstract]
Information Technology		€ 3,680		€ 4,321		€ 3,862	[1]
Occupancy, furniture and equipment expenses		1,429		1,727		1,724
Regulatory, Tax and Insurance		1,285	[1]	1,395	[1]	1,407
Professional services		858		924		977
Banking services and outsourced operations		881		946		967
Market Data and Research Services		378		347		376
Travel expenses		110		46		76
Marketing expenses		165		178		174
Other expenses	[2]	943		938		697
Total general and administrative expenses		€ 9,728		€ 10,821		€ 10,259

[1]	Includes bank levy of € 762 million in 2022, € 553 million in 2021 and € 633 million in 2020.
[2]	Includes litigation related expenses of € 413 million in 2022, € 466 million in 2021 and € 158 million in 2020. See Note 27 “Provisions”, for more details on litigation.